UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant: Vanguard Montgomery Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2012
Vanguard Market Neutral Fund

> For the six months ended June 30, 2012, Vanguard Market Neutral Fund returned about –1%, less than the return of the 3-month U.S. Treasury bill and the average return of peer funds.

> Security selection was challenging during the period as stocks tended to rise and fall more or less in lockstep with changes in investor sentiment.

> Seven out of the fund’s ten sectors posted negative returns; health care was the weakest performer.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	6
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	25
Trustees Approve Advisory Arrangement.	27
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012

Total
Returns
Vanguard Market Neutral Fund
Investor Shares	-1.06%
Institutional Shares	-0.97
Citigroup Three-Month U.S. Treasury Bill Index	0.03
Equity Market Neutral Funds Average	0.28

Equity Market Neutral Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Market Neutral Fund
Investor Shares	$10.36	$10.25	$0.000	$0.000
Institutional Shares	10.33	10.23	0.000	0.000

Chairman’s Letter

Dear Shareholder,

In the first half of the year, cautious optimism about the U.S. economy drove stocks higher nearly across the board, before sentiment soured and stocks retrenched on a more mixed outlook for growth at home and abroad. Investors drew little distinction among the fundamentals of individual stocks during the period, which was a handicap for the fund—its performance is derived from identifying stocks that will beat or lag the crowd.

Investor Shares of Vanguard Market Neutral Fund returned –1.06% for the six months ended June 30, 2012; Institutional Shares returned –0.97%. The fund lagged the 0.03% return of its benchmark, the Citigroup Three-Month U.S. Treasury Bill Index, and the 0.28% average return of its peer group.

Please note that Vanguard eliminated the redemption fee for your fund effective May 23. This 1% fee, which applied to shares redeemed within two months of purchase, was one of several measures in place to protect the interests of long-term investors and discourage frequent trading. The fund’s trustees determined that the fee was no longer needed.

And in case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, has announced his intention to retire at the end of 2012. It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing.

We’re fortunate that Mortimer J. “Tim” Buckley, also a managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

U.S. stocks posted strong returns, but Europe remained a trouble spot
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists anticipate that Europe will remain a trouble spot. The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield on the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields do imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

A challenging period for the fund’s strategy
The fund’s advisor, Vanguard Equity Investment Group, applies quantitative models to the fundamentals of individual stocks to assess whether they are undervalued or overvalued and therefore likely to outperform or underperform their peers. Because the fund can buy stocks it believes are undervalued and sell stocks that it believes are overvalued, the fund’s return in theory rests on the advisor’s stock selection skills and not on general market movements.

But as all seasoned investors know, any given investment strategy tends to work better under certain market conditions than others. During the half-year, the fund’s strategy struggled as stock price movements seemed linked less to valuations than to changes in the outlook for the U.S. economy, developments in the European debt crisis, and signs of slower growth in emerging markets.

The fund’s quantitative security selection models performed well in the energy and materials sectors. Short positions in coal stocks helped as their share prices declined on a weakening in the outlook for global growth. At the same time, long positions in oil refining stocks paid off as lower crude oil prices took some pressure off margins. (“Short positions” refers to stocks the fund has sold, and “long positions” to those it has purchased.) In the materials sector, long positions in chemical manufacturers, which benefited from the drop in natural gas prices, made a positive contribution.

Although seven sectors posted negative performances, including financials and consumer staples, the largest detractor was health care. The fund’s short positions penalized performance as the sector posted significant gains, in part because of its perception as a “defensive” investment, meaning that it’s viewed as somewhat insulated from the ups and downs of the economic cycle. Health care stocks were also boosted by merger-and-acquisition activity during the six months.

Not a typical Vanguard fund, but it plays a familiar role
Vanguard offers investors the building blocks to create a well-balanced portfolio. Vanguard Market Neutral Fund is unique in our lineup because it has the capacity to generate positive returns from stocks both when they rise and when they fall, but its role as a diversifier is a familiar one. As a market-neutral fund, its performance has a low correlation to the returns of stocks and bonds, which means that it can help to dampen a portfolio’s volatility while offering the potential (though not the guarantee) of better-than-cash returns. And compared with competing funds, Vanguard Market Neutral Fund boasts modest operating costs, which can help to maximize your share of any rewards.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 25, 2012

Advisor’s Report

For the six months ended June 30, 2012, Investor Shares of Vanguard Market Neutral Fund returned –1.06%, underperforming its benchmark, the Citigroup Three-Month U.S. Treasury Bill Index.

The investment environment
Strong U.S. stock market performance in the first three months of the year eroded from April through June. Concerns about Europe and signs of slowing economic growth in the United States and emerging markets affected performance and contributed to volatility.

Looking ahead to the rest of the year, brighter spots include falling energy prices, low inflation and interest rates, and signs of improvement in the housing sector. However, uncertainties about Europe, expiring domestic tax cuts, a stubbornly high unemployment rate, and the results of the upcoming U.S. presidential election could continue to weigh on the markets.

Management of the fund
The ongoing economic uncertainty has been accompanied by U.S. stock market correlations that remain high relative to long-term averages. This implies that investors are focused more on macroeconomic factors than on differences among individual stocks. Our model struggles in such an environment because it attempts solely to differentiate among stocks, not to predict factors.

Our quantitative approach to investing focuses on specific stock fundamentals. We believe there is no single indicator for identifying outperforming stocks, so we diversify across multiple components:

• Valuation, which measures the price we pay for earnings and cash flows.

• Growth, which considers the growth of earnings when factoring how much we pay for them.

• Management decisions, which looks at the actions taken by company management. (Because management is privy to better knowledge of a company’s prospects and earnings than any market participant, executives’ actions can signal their opinions of a firm’s future.)

• Market sentiment, which captures how investors reflect their opinions of a company through their activity in the market.

• Quality, which measures balance sheet strength and the sustainability of earnings.

In the Market Neutral Fund, we use these indicators to create a portfolio that is neutral with respect to overall stock market risk by buying stocks we believe are undervalued and selling short stocks we believe to be overvalued. We do so in amounts to target a beta of 0.0, or market neutrality. (Beta is a measure of a stock’s volatility relative to the volatility of the broad stock market.)

For the six-month period, our stock selection model results were mixed. Our quality, management decisions, growth, and market sentiment indicators contributed positively to performance, while our valuation component detracted from performance.

Successes and shortfalls
Our best-performing long positions were Pharmacyclics, Western Refining, CVR Energy, and Coinstar. The fund also benefited from short positions in Alpha Natural Resources and Arch Coal. Unfortunately, long positions in Tempur-Pedic and Assured Guaranty, as well as short positions in AOL, Catalyst Health, and Gaylord Entertainment detracted.

Outlook
Despite the challenging and unpredictable macroeconomic and political environment, we are confident that our strategy to capture the spread between undervalued and overvalued stocks can continue to play a useful role in a diversified investment plan.

We thank you for your investment and look forward to the second half of the fiscal year.

James D. Troyer, CFA, Principal, Portfolio Manager

James P. Stetler, Principal, Portfolio Manager

Michael R. Roach, CFA, Portfolio Manager

Vanguard Equity Investment Group

July 26, 2012

Market Neutral Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Investor Institutional
	Shares	Shares
Ticker Symbol	VMNFX	VMNIX
Total Expense Ratio[1]	1.71%	1.61%
Management Expenses	0.18%	0.10%
Dividend Expenses on
Securities Sold Short[2]	1.30%	1.30%
Borrowing Expenses on
Securities Sold Short[2]	0.14%	0.14%
Other Expenses	0.09%	0.07%

Portfolio Characteristics
	Long	Short
	Portfolio	Portfolio
Number of Stocks	266	234
Median Market Cap	$3.5B	$4.1B
Price/Earnings Ratio	13.2x	22.3x
Price/Book Ratio	1.9x	1.8x
Return on Equity	12.5%	13.8%
Earnings Growth Rate	8.1%	5.2%
Foreign Holdings	2.9%	2.7%

Fund Characteristics
Turnover Rate (Annualized)	107%
Short-Term Reserves	7.9%

Volatility Measures
	Citigroup	DJ
	Three-Month	U.S. Total
	U.S. Treasury	Market
	Bill Index	Index
R-Squared	0.01	0.00
Beta	-18.42	0.01

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Sector Diversification (% of equity exposure)
	Long	Short
	Portfolio	Portfolio
Consumer Discretionary	13.8%	14.3%
Consumer Staples	6.6	6.7
Energy	6.5	6.5
Financials	16.6	16.5
Health Care	9.6	9.9
Industrials	16.2	15.9
Information Technology	18.2	17.6
Materials	5.9	5.6
Telecommunication Services	1.7	1.9
Utilities	4.9	5.1

1 The total expense ratios shown are from the prospectus dated April 27, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized total expense ratios were 1.76% for Investor Shares and 1.66% for Institutional Shares.
2 In connection with a short sale, the fund may receive income or be charged a fee based on the market value of the borrowed stock. When a cash dividend is declared on a stock the fund has sold short, the fund is required to pay an amount equal to that dividend to the party from which the fund borrowed the stock and to record the payment of the dividend as an expense.

Market Neutral Fund

Ten Largest Holdings[1] (% of total net assets)
Long Portfolio

Alliance Data Systems	Data Processing &
Corp.	Outsourced
	Services	0.6%
Wyndham Worldwide	Hotels Resorts &
Corp.	Cruise Lines	0.6
Coinstar Inc.	Specialized
	Consumer Services	0.6
Western Refining Inc.	Oil & Gas Refining
	& Marketing	0.6
PPG Industries Inc.	Diversified
	Chemicals	0.5
Whole Foods Market
Inc.	Food Retail	0.5
Discover Financial
Services	Consumer Finance	0.5
US Airways Group Inc.	Airlines	0.5
Select Medical Holdings	Health Care
Corp.	Facilities	0.5
News Corp. Class A	Movies &
	Entertainment	0.5
Top Ten		5.4%

Ten Largest Holdings[1] (% of total net assets)
Short Portfolio

Genworth Financial Inc.
Class A	Multi-line Insurance	0.6%
NRG Energy Inc.	Independent Power
	Producers & Energy
	Traders	0.6
NVR Inc.	Homebuilding	0.6
Ultra Petroleum Corp.	Oil & Gas
	Exploration &
	Production	0.6
Vail Resorts Inc.	Leisure Facilities	0.6
Equinix Inc.	Internet Software &
	Services	0.6
HMS Holdings Corp.	Health Care
	Services	0.6
RealPage Inc.	Application
	Software	0.6
Concur Technologies Inc.	Application
	Software	0.6
McCormick & Co. Inc.	Packaged Foods &
	Meats	0.6
Top Ten		6.0%

1 The holdings listed exclude any temporary cash investments and equity index products.

Market Neutral Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Market Neutral Fund Investor Shares
Citigroup Three-Month U.S. Treasury Bill Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	11/11/1998	-0.68%	-1.25%	0.67%
Institutional Shares	10/19/1998	-0.49	-1.15	0.87

See Financial Highlights for dividend and capital gains information.

Market Neutral Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks—Long Positions (95.4%)
Consumer Discretionary (13.1%)
†	Wyndham Worldwide Corp.	22,000	1,160
* †	Coinstar Inc.	16,750	1,150
†	News Corp. Class A	50,600	1,128
†	CBS Corp. Class B	33,100	1,085
†	Foot Locker Inc.	35,100	1,073
†	Dillard’s Inc. Class A	16,170	1,030
†	Cinemark Holdings Inc.	44,400	1,014
†	Polaris Industries Inc.	14,000	1,001
†	Marriott International Inc.
	Class A	25,300	992
†	Brinker International Inc.	31,000	988
†	Macy’s Inc.	27,400	941
†	priceline.com Inc.	1,400	930
†	Brunswick Corp.	39,700	882
* †	AutoZone Inc.	2,400	881
* †	O’Reilly Automotive Inc.	10,200	854
	Regal Entertainment Group
	Class A	61,700	849
	Thor Industries Inc.	30,000	822
	Dana Holding Corp.	59,800	766
†	Buckle Inc.	19,300	764
* †	Express Inc.	38,800	705
†	Aaron’s Inc.	24,500	693
†	Domino’s Pizza Inc.	22,150	685
*	Delphi Automotive plc	25,300	645
	Wynn Resorts Ltd.	6,100	633
*	Goodyear Tire & Rubber Co.	49,100	580
	Comcast Corp. Class A	17,300	553
	TJX Cos. Inc.	12,500	537
	Apollo Group Inc. Class A	13,600	492
	Michael Kors Holdings Ltd.	9,600	402
	Jarden Corp.	8,000	336
	Churchill Downs Inc.	5,300	312
*	Zumiez Inc.	7,600	301
	Harley-Davidson Inc.	6,500	297
*	Tempur-Pedic
	International Inc.	12,200	285

			Market
			Value
		Shares	($000)
	Advance Auto Parts Inc.	4,000	273
	Penske Automotive
	Group Inc.	10,700	227
	Regis Corp.	10,800	194
	Las Vegas Sands Corp.	3,500	152
*	ANN Inc.	5,900	150
	Pier 1 Imports Inc.	7,700	127
	Harman International
	Industries Inc.	2,900	115
*	Vitamin Shoppe Inc.	1,400	77
*	Bed Bath & Beyond Inc.	700	43
			27,124
Consumer Staples (6.3%)
†	Whole Foods Market Inc.	11,900	1,134
†	Reynolds American Inc.	24,600	1,104
* †	Dean Foods Co.	63,000	1,073
†	Universal Corp.	22,500	1,042
†	Philip Morris
	International Inc.	11,700	1,021
†	Lorillard Inc.	7,300	963
†	Herbalife Ltd.	19,800	957
†	ConAgra Foods Inc.	36,700	952
	Lancaster Colony Corp.	12,300	876
†	Nu Skin Enterprises Inc.
	Class A	18,400	863
	Estee Lauder Cos. Inc.
	Class A	14,900	806
*	Pilgrim’s Pride Corp.	107,500	769
	Safeway Inc.	31,800	577
	B&G Foods Inc. Class A	17,900	476
	Costco Wholesale Corp.	3,600	342
*	Monster Beverage Corp.	1,900	135
			13,090
Energy (6.2%)
†	Western Refining Inc.	51,300	1,142
†	HollyFrontier Corp.	27,350	969
	Energy XXI Bermuda Ltd.	29,800	932
* †	Helix Energy Solutions
	Group Inc.	56,113	921

Market Neutral Fund

			Market
			Value
		Shares	($000)
* †	Tesoro Corp.	35,000	874
†	National Oilwell Varco Inc.	13,500	870
* †	Stone Energy Corp.	31,800	806
†	Chevron Corp.	7,600	802
†	Marathon Oil Corp.	28,980	741
*	Rosetta Resources Inc.	19,900	729
†	Valero Energy Corp.	28,200	681
†	Helmerich & Payne Inc.	15,300	665
†	ConocoPhillips	9,400	525
†	Marathon Petroleum Corp.	11,140	500
*	Plains Exploration &
	Production Co.	14,000	492
†	Patterson-UTI Energy Inc.	28,150	410
*	Nabors Industries Ltd.	20,700	298
* †	Phillips 66	8,600	286
*	Denbury Resources Inc.	8,400	127
			12,770
Financials (15.8%)
†	Discover Financial Services	32,800	1,134
†	CVB Financial Corp.	95,500	1,113
†	US Bancorp	34,500	1,110
†	Protective Life Corp.	37,400	1,100
†	BB&T Corp.	35,300	1,089
†	JPMorgan Chase & Co.	30,300	1,083
†	Torchmark Corp.	21,050	1,064
†	American Express Co.	18,100	1,054
†	CNO Financial Group Inc.	134,900	1,052
†	Capital One Financial Corp.	18,500	1,011
†	ProAssurance Corp.	11,300	1,007
* †	Credit Acceptance Corp.	11,800	996
†	PNC Financial Services
	Group Inc.	16,300	996
†	Amtrust Financial
	Services Inc.	33,300	989
†	Allied World Assurance Co.
	Holdings AG	12,300	977
* †	Knight Capital Group Inc.
	Class A	81,200	970
†	Fifth Third Bancorp	71,200	954
†	White Mountains Insurance
	Group Ltd.	1,800	939
†	Invesco Ltd.	41,300	933
	Assurant Inc.	26,400	920
	Old National Bancorp	76,500	919
	Everest Re Group Ltd.	8,800	911
	BOK Financial Corp.	15,543	905
†	Aflac Inc.	20,800	886
†	Cash America
	International Inc.	19,700	868
	Umpqua Holdings Corp.	63,800	840
†	Chubb Corp.	11,400	830
†	RLI Corp.	12,100	825
†	NASDAQ OMX Group Inc.	36,000	816
†	Commerce Bancshares Inc.	20,055	760
	BankUnited Inc.	31,700	747

			Market
			Value
		Shares	($000)
†	KeyCorp	86,000	666
†	American Financial
	Group Inc.	16,800	659
†	Ameriprise Financial Inc.	11,500	601
	Allstate Corp.	12,100	425
	Webster Financial Corp.	15,300	331
	Primerica Inc.	4,000	107
	Ezcorp Inc. Class A	1,200	28
			32,615
Health Care (9.2%)
* †	Select Medical
	Holdings Corp.	112,000	1,132
* †	Pharmacyclics Inc.	20,250	1,106
†	UnitedHealth Group Inc.	18,115	1,060
* †	Team Health Holdings Inc.	42,300	1,019
*	PAREXEL International Corp.	33,700	951
†	Bristol-Myers Squibb Co.	25,900	931
* †	Charles River Laboratories
	International Inc.	27,500	901
†	Abbott Laboratories	13,900	896
†	Omnicare Inc.	28,200	881
* †	Cubist Pharmaceuticals Inc.	22,400	849
†	Aetna Inc.	21,700	841
* †	WellCare Health Plans Inc.	15,675	831
	Pfizer Inc.	34,500	794
†	AmerisourceBergen Corp.
	Class A	20,100	791
* †	Thoratec Corp.	23,400	786
†	Eli Lilly & Co.	17,700	760
* †	Centene Corp.	24,488	739
* †	Magellan Health
	Services Inc.	16,000	725
†	Humana Inc.	8,850	685
	West Pharmaceutical
	Services Inc.	11,000	555
	Analogic Corp.	7,500	465
* †	Jazz Pharmaceuticals plc	9,800	441
*	Mettler-Toledo
	International Inc.	1,700	265
	Chemed Corp.	3,800	230
†	Cooper Cos. Inc.	2,500	199
*	LifePoint Hospitals Inc.	3,300	135
			18,968
Industrials (15.5%)
* †	US Airways Group Inc.	85,000	1,133
* †	Huntington Ingalls
	Industries Inc.	27,933	1,124
†	Union Pacific Corp.	9,100	1,086
†	Cintas Corp.	27,800	1,073
*	USG Corp.	54,100	1,031
* †	Generac Holdings Inc.	41,900	1,008
†	GATX Corp.	26,100	1,005
†	Actuant Corp. Class A	36,600	994
†	Mine Safety Appliances Co.	24,650	992

Market Neutral Fund

			Market
			Value
		Shares	($000)
†	Lockheed Martin Corp.	11,200	975
†	Textron Inc.	39,100	972
* †	Alaska Air Group Inc.	27,000	969
†	Northrop Grumman Corp.	15,130	965
†	Chicago Bridge &
	Iron Co. NV	24,900	945
	Barnes Group Inc.	38,565	937
†	Triumph Group Inc.	16,600	934
†	Amerco Inc.	10,100	909
*	Delta Air Lines Inc.	82,400	902
	Trinity Industries Inc.	35,500	887
†	Robbins & Myers Inc.	21,000	878
* †	AGCO Corp.	18,800	860
*	Moog Inc. Class A	20,600	852
*	CNH Global NV	21,800	847
	Mueller Industries Inc.	19,400	826
* †	United Rentals Inc.	24,000	817
†	Pitney Bowes Inc.	51,400	769
	Lincoln Electric Holdings Inc.	16,700	731
†	Sauer-Danfoss Inc.	20,400	713
*	Dollar Thrifty Automotive
	Group Inc.	8,300	672
	JB Hunt Transport
	Services Inc.	11,200	668
*	Copart Inc.	28,026	664
†	L-3 Communications
	Holdings Inc.	8,900	659
	Dun & Bradstreet Corp.	7,300	520
†	Parker Hannifin Corp.	6,600	507
* †	Old Dominion Freight
	Line Inc.	11,700	506
†	Belden Inc.	13,400	447
	Copa Holdings SA Class A	3,600	297
*	Navigant Consulting Inc.	19,700	249
	Norfolk Southern Corp.	2,500	179
	Werner Enterprises Inc.	6,700	160
	Robert Half International Inc.	3,900	111
	Cummins Inc.	900	87
	Equifax Inc.	800	37
			31,897
Information Technology (17.3%)
* †	Alliance Data Systems Corp.	8,700	1,175
†	MAXIMUS Inc.	21,300	1,102
†	Fair Isaac Corp.	25,000	1,057
* †	Cardtronics Inc.	34,500	1,042
†	Total System Services Inc.	43,000	1,029
†	Heartland Payment
	Systems Inc.	34,200	1,029
* †	SYNNEX Corp.	29,806	1,028
* †	Entegris Inc.	120,200	1,027
* †	TIBCO Software Inc.	33,950	1,016
* †	Tech Data Corp.	21,000	1,012
†	IAC/InterActiveCorp	21,900	999
†	Diebold Inc.	27,000	997
* †	Ingram Micro Inc.	56,700	991

			Market
			Value
		Shares	($000)
†	KLA-Tencor Corp.	20,100	990
* †	Cadence Design
	Systems Inc.	88,700	975
* †	Gartner Inc.	22,200	956
†	Broadcom Corp. Class A	28,100	950
†	Motorola Solutions Inc.	19,300	929
†	Accenture plc Class A	15,400	925
*	CommVault Systems Inc.	18,500	917
* †	VMware Inc. Class A	9,900	901
†	Jabil Circuit Inc.	44,100	897
* †	CACI International Inc.
	Class A	15,900	875
*	Plexus Corp.	29,700	838
* †	LSI Corp.	129,000	822
†	Booz Allen Hamilton
	Holding Corp.	52,600	804
* †	Western Digital Corp.	25,900	789
†	Anixter International Inc.	14,800	785
	Applied Materials Inc.	67,500	774
*	Liquidity Services Inc.	14,500	742
†	Avago Technologies Ltd.	20,100	722
†	Symantec Corp.	48,200	704
	MKS Instruments Inc.	24,015	695
*	Unisys Corp.	30,700	600
*	Verint Systems Inc.	20,100	593
*	Freescale
	Semiconductor Ltd.	57,300	587
*	Zebra Technologies Corp.	16,600	570
	Molex Inc.	18,500	443
*	Advanced Micro
	Devices Inc.	65,300	374
*	Apple Inc.	600	350
	Lender Processing
	Services Inc.	11,000	278
	Microsoft Corp.	9,000	275
*	Itron Inc.	6,600	272
†	DST Systems Inc.	4,700	255
*	Avnet Inc.	7,900	244
	Lexmark International Inc.
	Class A	6,900	183
†	International Business
	Machines Corp.	600	117
*	FEI Co.	2,100	100
			35,735
Materials (5.7%)
†	PPG Industries Inc.	10,700	1,135
†	CF Industries Holdings Inc.	5,800	1,124
†	Cytec Industries Inc.	17,800	1,044
†	LyondellBasell Industries NV
	Class A	23,700	954
†	Eastman Chemical Co.	18,475	931
†	Westlake Chemical Corp.	17,480	914
†	International Paper Co.	28,700	830
†	Rockwood Holdings Inc.	18,133	804
†	Buckeye Technologies Inc.	26,400	752

Market Neutral Fund

			Market
			Value
		Shares	($000)
	Georgia Gulf Corp.	28,800	739
* †	Coeur d’Alene Mines Corp.	35,100	616
	Valspar Corp.	9,200	483
†	Albemarle Corp.	5,400	322
	Sherwin-Williams Co.	2,100	278
	Huntsman Corp.	20,300	263
	NewMarket Corp.	1,200	260
*	Chemtura Corp.	14,900	216
			11,665
Telecommunication Services (1.6%)
†	Verizon
	Communications Inc.	22,600	1,004
†	AT&T Inc.	27,600	984
*	MetroPCS
	Communications Inc.	121,700	736
†	Telephone &
	Data Systems Inc.	29,474	628
			3,352
Utilities (4.7%)
†	Questar Corp.	53,200	1,110
†	PNM Resources Inc.	53,335	1,042
†	NorthWestern Corp.	27,900	1,024
†	Ameren Corp.	30,500	1,023
†	DTE Energy Co.	15,200	902
†	Public Service Enterprise
	Group Inc.	26,200	852
	NV Energy Inc.	44,300	779
†	American Electric
	Power Co. Inc.	18,900	754
	TECO Energy Inc.	35,200	636
†	Vectren Corp.	19,400	573
	American Water
	Works Co. Inc.	14,900	511
†	Cleco Corp.	10,750	450
			9,656
Total Common Stocks—Long Positions
(Cost $179,207)			196,872
Common Stocks Sold Short (-95.4%)
Consumer Discretionary (-13.6%)
*	NVR Inc.	(1,400)	(1,190)
	Vail Resorts Inc.	(23,500)	(1,177)
	Scripps Networks
	Interactive Inc. Class A	(20,500)	(1,166)
*	Amazon.com Inc.	(4,900)	(1,119)
*	TripAdvisor Inc.	(24,900)	(1,113)
	DeVry Inc.	(34,600)	(1,072)
	Walt Disney Co.	(21,800)	(1,057)
*	Liberty Media Corp. -
	Liberty Capital Class A	(11,900)	(1,046)
*	Netflix Inc.	(15,200)	(1,041)
*	LKQ Corp.	(30,300)	(1,012)
*	Liberty Interactive Corp.
	Class A	(56,100)	(998)

			Market
			Value
		Shares	($000)
*	MGM Resorts International	(89,200)	(995)
	Thomson Reuters Corp.	(34,900)	(993)
	Tiffany & Co.	(17,723)	(938)
*	Urban Outfitters Inc.	(34,000)	(938)
*	CarMax Inc.	(35,171)	(912)
*	Chipotle Mexican Grill Inc.
	Class A	(2,400)	(912)
*	WMS Industries Inc.	(44,600)	(890)
	Carnival Corp.	(25,000)	(857)
*	Visteon Corp.	(22,800)	(855)
	Johnson Controls Inc.	(30,400)	(842)
	Guess? Inc.	(26,500)	(805)
*	Mohawk Industries Inc.	(11,500)	(803)
	Gentex Corp.	(34,800)	(726)
	Morningstar Inc.	(12,200)	(706)
	Abercrombie & Fitch Co.	(18,800)	(642)
*	Liberty Global Inc. Class A	(12,100)	(601)
*	Under Armour Inc. Class A	(4,500)	(425)
*	Fossil Inc.	(5,500)	(421)
*	Children’s Place Retail
	Stores Inc.	(8,300)	(414)
	Sotheby’s	(9,700)	(324)
	Staples Inc.	(22,900)	(299)
*	Jos A Bank Clothiers Inc.	(6,100)	(259)
*	Scientific Games Corp.
	Class A	(23,500)	(201)
*	Shutterfly Inc.	(6,500)	(199)
*	Hyatt Hotels Corp. Class A	(3,700)	(137)
			(28,085)
Consumer Staples (-6.4%)
	McCormick & Co. Inc.	(19,300)	(1,171)
*	United Natural Foods Inc.	(21,300)	(1,169)
	Flowers Foods Inc.	(48,300)	(1,122)
	Sysco Corp.	(35,750)	(1,066)
	Clorox Co.	(14,700)	(1,065)
*	Ralcorp Holdings Inc.	(15,700)	(1,048)
	Coca-Cola Co.	(13,100)	(1,024)
	JM Smucker Co.	(13,100)	(989)
	PepsiCo Inc.	(12,500)	(883)
	General Mills Inc.	(21,700)	(836)
	Avon Products Inc.	(50,900)	(825)
*	Post Holdings Inc.	(18,600)	(572)
	Colgate-Palmolive Co.	(4,600)	(479)
	PriceSmart Inc.	(6,200)	(419)
	Walgreen Co.	(11,200)	(331)
	Molson Coors Brewing Co.
	Class B	(5,500)	(229)
			(13,228)
Energy (-6.2%)
*	Ultra Petroleum Corp.	(51,100)	(1,179)
*	Southwestern Energy Co.	(35,600)	(1,137)
*	Kosmos Energy Ltd.	(91,300)	(1,009)
*	Alpha Natural
	Resources Inc.	(103,035)	(897)

Market Neutral Fund

			Market
			Value
		Shares	($000)
*	Dresser-Rand Group Inc.	(18,450)	(822)
	Energen Corp.	(17,900)	(808)
	Cobalt International
	Energy Inc.	(34,182)	(803)
	Tidewater Inc.	(15,900)	(737)
*	Cameron International Corp.	(16,900)	(722)
*	FMC Technologies Inc.	(17,100)	(671)
*	Concho Resources Inc.	(7,600)	(647)
	SM Energy Co.	(12,600)	(619)
	Cimarex Energy Co.	(9,400)	(518)
	EQT Corp.	(9,200)	(493)
	Peabody Energy Corp.	(17,900)	(439)
*	Dril-Quip Inc.	(6,300)	(413)
	W&T Offshore Inc.	(24,500)	(375)
	SEACOR Holdings Inc.	(2,900)	(259)
*	Forest Oil Corp.	(30,900)	(226)
			(12,774)
Financials (-15.8%)
*	Genworth Financial Inc.
	Class A	(214,000)	(1,211)
	Cincinnati Financial Corp.	(30,100)	(1,146)
	Hartford Financial Services
	Group Inc.	(62,400)	(1,100)
	Iberiabank Corp.	(21,700)	(1,095)
	Lazard Ltd. Class A	(42,000)	(1,092)
	TCF Financial Corp.	(93,050)	(1,068)
*	Markel Corp.	(2,400)	(1,060)
	Charles Schwab Corp.	(80,600)	(1,042)
*	CIT Group Inc.	(29,100)	(1,037)
*	Alleghany Corp.	(3,000)	(1,019)
*	MSCI Inc. Class A	(29,800)	(1,014)
	Old Republic
	International Corp.	(121,600)	(1,008)
	Northern Trust Corp.	(21,900)	(1,008)
	Endurance Specialty
	Holdings Ltd.	(26,300)	(1,008)
	XL Group plc Class A	(47,800)	(1,006)
	Erie Indemnity Co. Class A	(14,000)	(1,003)
	Comerica Inc.	(32,300)	(992)
	Aon plc	(21,200)	(992)
*	Ocwen Financial Corp.	(52,300)	(982)
	Westamerica
	Bancorporation	(20,700)	(977)
	Hudson City Bancorp Inc.	(151,000)	(962)
	First Niagara Financial
	Group Inc.	(125,500)	(960)
*	Affiliated Managers
	Group Inc.	(8,450)	(925)
	Hanover Insurance
	Group Inc.	(23,600)	(923)
	Hancock Holding Co.	(29,100)	(886)
	Leucadia National Corp.	(41,500)	(883)
	NYSE Euronext	(34,000)	(870)
	Brown & Brown Inc.	(31,300)	(854)
	Wintrust Financial Corp.	(24,000)	(852)

			Market
			Value
		Shares	($000)
*	E*TRADE Financial Corp.	(100,570)	(809)
*	Stifel Financial Corp.	(25,500)	(788)
	Bank of the Ozarks Inc.	(26,000)	(782)
	CME Group Inc.	(1,900)	(509)
	Waddell & Reed
	Financial Inc. Class A	(16,200)	(491)
	Eaton Vance Corp.	(8,700)	(234)
			(32,588)
Health Care (-9.5%)
*	HMS Holdings Corp.	(35,300)	(1,176)
	Techne Corp.	(15,200)	(1,128)
*	QIAGEN NV	(67,400)	(1,126)
*	MEDNAX Inc.	(16,200)	(1,110)
*	BioMarin
	Pharmaceutical Inc.	(27,500)	(1,088)
*	AMERIGROUP Corp.	(15,900)	(1,048)
*	Edwards Lifesciences Corp.	(9,900)	(1,023)
	DENTSPLY International Inc.	(27,000)	(1,021)
*	Hospira Inc.	(28,900)	(1,011)
*	Endo Health Solutions Inc.	(32,400)	(1,004)
	CR Bard Inc.	(9,200)	(988)
	Stryker Corp.	(17,700)	(975)
*	Vertex Pharmaceuticals Inc.	(17,100)	(956)
	Thermo Fisher Scientific Inc.	(17,900)	(929)
*	Laboratory Corp. of
	America Holdings	(9,700)	(898)
	St. Jude Medical Inc.	(22,100)	(882)
*	Alexion Pharmaceuticals Inc.	(6,750)	(670)
	Medtronic Inc.	(16,650)	(645)
*	Sirona Dental Systems Inc.	(14,300)	(644)
*	Cepheid Inc.	(11,600)	(519)
*	Forest Laboratories Inc.	(11,700)	(409)
*	Varian Medical Systems Inc.	(4,600)	(280)
			(19,530)
Industrials (-15.2%)
*	IHS Inc. Class A	(10,500)	(1,131)
*	Geo Group Inc.	(49,200)	(1,118)
	Southwest Airlines Co.	(120,900)	(1,115)
*	Seaboard Corp.	(516)	(1,101)
*	Stericycle Inc.	(12,000)	(1,100)
*	Atlas Air Worldwide
	Holdings Inc.	(24,300)	(1,057)
*	Hub Group Inc. Class A	(29,100)	(1,053)
*	Jacobs Engineering
	Group Inc.	(27,425)	(1,038)
	Flowserve Corp.	(8,900)	(1,021)
	Nordson Corp.	(19,800)	(1,016)
	Illinois Tool Works Inc.	(18,800)	(994)
	Expeditors International of
	Washington Inc.	(25,600)	(992)
	Joy Global Inc.	(17,200)	(976)
	Danaher Corp.	(18,700)	(974)
	Precision Castparts Corp.	(5,900)	(970)
	Rockwell Automation Inc.	(14,500)	(958)

Market Neutral Fund

			Market
			Value
		Shares	($000)
	SPX Corp.	(14,600)	(954)
	Xylem Inc.	(37,600)	(946)
	UTi Worldwide Inc.	(64,700)	(945)
	CH Robinson
	Worldwide Inc.	(16,000)	(936)
*	GrafTech International Ltd.	(96,800)	(934)
	Regal-Beloit Corp.	(15,000)	(934)
	IDEX Corp.	(23,900)	(932)
	Waste Connections Inc.	(31,000)	(928)
	Pentair Inc.	(23,490)	(899)
	Waste Management Inc.	(26,500)	(885)
*	II-VI Inc.	(51,600)	(860)
*	Terex Corp.	(41,051)	(732)
	Knight Transportation Inc.	(45,100)	(721)
*	AECOM Technology Corp.	(42,500)	(699)
*	Owens Corning	(22,700)	(648)
*	Colfax Corp.	(21,200)	(584)
	Simpson
	Manufacturing Co. Inc.	(14,500)	(428)
	Fluor Corp.	(7,000)	(345)
*	Oshkosh Corp.	(11,400)	(239)
	Avery Dennison Corp.	(5,400)	(148)
			(31,311)
Information Technology (-16.8%)
	Equinix Inc.	(6,700)	(1,177)
*	RealPage Inc.	(50,600)	(1,172)
*	Concur Technologies Inc.	(17,200)	(1,171)
*	Akamai Technologies Inc.	(34,560)	(1,097)
*	Cavium Inc.	(38,300)	(1,072)
*	SanDisk Corp.	(28,500)	(1,040)
*	Compuware Corp.	(111,700)	(1,038)
	Paychex Inc.	(33,000)	(1,037)
*	eBay Inc.	(24,400)	(1,025)
*	Salesforce.com Inc.	(7,300)	(1,009)
	Altera Corp.	(29,700)	(1,005)
	Analog Devices Inc.	(26,400)	(994)
*	BMC Software Inc.	(22,900)	(977)
	Corning Inc.	(75,500)	(976)
	Solera Holdings Inc.	(23,300)	(974)
	Loral Space &
	Communications Inc.	(14,300)	(963)
*	VeriSign Inc.	(21,700)	(945)
*	FleetCor Technologies Inc.	(26,850)	(941)
*	Riverbed Technology Inc.	(57,800)	(933)
	Texas Instruments Inc.	(30,200)	(866)
*	International Rectifier Corp.	(43,000)	(860)
*	ViaSat Inc.	(21,700)	(820)
*	Take-Two Interactive
	Software Inc.	(86,100)	(815)
	Power Integrations Inc.	(21,300)	(794)
*	Monster Worldwide Inc.	(92,170)	(783)
	AVX Corp.	(71,800)	(768)
*	Acme Packet Inc.	(41,150)	(767)
*	Yahoo! Inc.	(47,900)	(758)
*	Diodes Inc.	(40,200)	(755)

			Market
			Value
		Shares	($000)
*	Rovi Corp.	(37,150)	(729)
*	EchoStar Corp. Class A	(27,000)	(713)
*	Finisar Corp.	(46,800)	(700)
*	Juniper Networks Inc.	(40,869)	(667)
	FLIR Systems Inc.	(32,500)	(634)
*	ANSYS Inc.	(10,000)	(631)
*	Microsemi Corp.	(33,300)	(616)
*	Advent Software Inc.	(19,700)	(534)
	Trimble Navigation Ltd.	(10,800)	(497)
*	Informatica Corp.	(7,300)	(309)
*	QLIK Technologies Inc.	(13,900)	(307)
*	Hittite Microwave Corp.	(5,700)	(291)
	QUALCOMM Inc.	(5,200)	(290)
*	Red Hat Inc.	(3,800)	(215)
			(34,665)
Materials (-5.3%)
	Titanium Metals Corp.	(100,200)	(1,133)
	Ecolab Inc.	(16,200)	(1,110)
*	Allied Nevada Gold Corp.	(38,300)	(1,087)
	Allegheny Technologies Inc.	(33,108)	(1,056)
	Rock-Tenn Co. Class A	(18,500)	(1,009)
	Sealed Air Corp.	(63,900)	(987)
	Walter Energy Inc.	(21,100)	(932)
	Compass Minerals
	International Inc.	(12,100)	(923)
*	Stillwater Mining Co.	(107,200)	(915)
	International Flavors &
	Fragrances Inc.	(16,700)	(915)
	Sonoco Products Co.	(30,000)	(905)
			(10,972)
Telecommunication Services (-1.8%)
	SBA Communications Corp.
	Class A	(19,600)	(1,118)
	CenturyLink Inc.	(24,600)	(971)
*	NII Holdings Inc.	(85,800)	(878)
	Windstream Corp.	(87,100)	(841)
			(3,808)
Utilities (-4.8%)
*	NRG Energy Inc.	(69,100)	(1,200)
	Progress Energy Inc.	(18,400)	(1,107)
	UGI Corp.	(37,600)	(1,107)
	National Fuel Gas Co.	(22,500)	(1,057)
	AGL Resources Inc.	(26,100)	(1,011)
	Exelon Corp.	(25,300)	(952)
	Dominion Resources Inc.	(17,100)	(923)
	ITC Holdings Corp.	(12,700)	(875)
	South Jersey Industries Inc.	(16,000)	(816)
	Aqua America Inc.	(17,900)	(447)
	Westar Energy Inc.	(8,200)	(246)
	Northeast Utilities	(6,300)	(245)
			(9,986)
Total Common Stocks Sold Short
(Proceeds $196,473)			(196,947)

Market Neutral Fund

		Market
		Value•
	Shares	($000)
Temporary Cash Investment (6.9%)
Money Market Fund (6.9%)
1 Vanguard Market
Liquidity Fund, 0.148%
(Cost $14,306)	14,305,791	14,306
†Other Assets and Liabilities—
Net (93.1%)		192,149
Net Assets (100%)		206,380

Statement of Assets and Liabilities
Assets
Investment in Securities,
Long Positions, at Value		211,178
Cash Segregated for Short Positions		189,820
Receivables for Securities Sold		1,875
Other Assets		1,384
Total Assets		404,257
Liabilities
Securities Sold Short, at Value		196,947
Other Liabilities		930
Total Liabilities		197,877
Net Assets (100%)		206,380

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	220,896
Accumulated Net Investment Losses	(153)
Accumulated Net Realized Losses	(31,554)
Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions	17,665
Investment Securities Sold Short	(474)
Net Assets	206,380

Investor Shares—Net Assets
Applicable to 17,774,297 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	182,265
Net Asset Value Per Share—
Investor Shares	$10.25

Institutional Shares—Net Assets
Applicable to 2,357,986 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	24,115
Net Asset Value Per Share—
Institutional Shares	$10.23

• See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Long security positions with a value of $127,585,000 and cash of $189,820,000 are held in a segregated account at the fund’s custodian bank and pledged to a broker-dealer as collateral for the fund’s obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends[1]	1,626
Interest[2]	4
Total Income	1,630
Expenses
The Vanguard Group—Note B
Investment Advisory Services	88
Management and Administrative—Investor Shares	105
Management and Administrative—Institutional Shares	3
Marketing and Distribution—Investor Shares	27
Marketing and Distribution—Institutional Shares	2
Custodian Fees	8
Shareholders’ Reports—Investor Shares	2
Shareholders’ Reports—Institutional Shares	—
Dividend Expense on Securities Sold Short	1,354
Borrowing Expense on Securities Sold Short	117
Total Expenses	1,706
Net Investment Income (Loss)	(76)
Realized Net Gain (Loss)
Investment Securities—Long Positions	3,738
Investment Securities Sold Short	(6,475)
Realized Net Gain (Loss)	(2,737)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions	5,392
Investment Securities Sold Short	(4,785)
Change in Unrealized Appreciation (Depreciation)	607
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,206)

1 Dividends are net of foreign withholding taxes of $2,000.
2 Interest income from an affiliated company of the fund was $4,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) In Net Assets
Operations
Net Investment Income (Loss)	(76)	(323)
Realized Net Gain (Loss)	(2,737)	(2,319)
Change in Unrealized Appreciation (Depreciation)	607	12,662
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,206)	10,020
Distributions
Net Investment Income
Investor Shares	—	—
Institutional Shares	—	—
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	—	—
Capital Share Transactions
Investor Shares	25,944	32,263
Institutional Shares	8,655	12,249
Net Increase (Decrease) from Capital Share Transactions	34,599	44,512
Total Increase (Decrease)	32,393	54,532
Net Assets
Beginning of Period	173,987	119,455
End of Period[1]	206,380	173,987
1 Net Assets—End of Period includes accumulated net investment losses of ($153,000) and ($77,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Investor Shares

	Six Months				April 1,
	Ended				2008, to
For a Share Outstanding	June 30,		Year Ended December 31,		Dec. 31,	Year Ended March 31,
Throughout Each Period	2012	2011	2010	2009	2008[1]	2008[2]	2007
Net Asset Value,
Beginning of Period	$10.36	$9.61	$9.71	$10.97	$12.45	$12.19	$12.12
Investment Operations
Net Investment Income	(.004)	(.024)	(.038)[3]	(.105)	.084	.311[3]	.500
Net Realized and Unrealized Gain
(Loss) on Investments[4]	(.106)	.774	(.062)	(1.143)	(.838)	.909	.060
Total from Investment Operations	(.110)	.750	(.100)	(1.248)	(.754)	1.220	.560
Distributions
Dividends from Net Investment Income	—	—	—	(.012)	(.132)	(.607)	(.490)
Distributions from
Realized Capital Gains	—	—	—	—	(.594)	(.353)	—
Total Distributions	—	—	—	(.012)	(.726)	(.960)	(.490)
Net Asset Value, End of Period	$10.25	$10.36	$9.61	$9.71	$10.97	$12.45	$12.19

Total Return[5]	-1.06%	7.80%	-1.03%	-11.38%	-6.11%	10.15%	4.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$182	$158	$116	$53	$73	$45	$9
Ratio of Expenses to Average Net Assets
Based on Total Expenses[6]	1.76%[7]	1.69%[7]	1.84%[7]	2.80%[7]	2.13%[8]	3.09%	3.46%
Net of Expenses
Waived/Reimbursed[2,6]	1.76%[7]	1.69%[7]	1.84%[7]	2.80%[7]	2.13%[8]	2.79%	2.98%
Net of Expenses Waived/Reimbursed
and Dividend and Borrowing Expense
on Securities Sold Short[6]	0.25%	0.25%	0.30%	0.39%	.046%[8]	1.16%	1.54%
Ratio of Net Investment Income
(Loss) to Average Net Assets	(0.09%)	(0.22%)	(0.38%)	(0.97%)	1.15%[8]	2.69%	3.40%
Portfolio Turnover Rate	107%	91%	153%	142%	161%	214%	169%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The fund’s fiscal year-end changed from March 31 to December 31, effective December 31, 2008.
2 Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund reorganized into Vanguard Market Neutral Fund effective December 1, 2007. Prior to December 1, 2007, the fund’s advisor and other service providers waived or reimbursed certain fund expenses.
3 Calculated based on average shares outstanding.
4 Includes increases from redemption fees of $.00, $.00, $.00, $.04, $.00, $.00, and $.01.
5 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
6 Includes performance-based advisory fee increases (decreases) of (0.07%) for fiscal 2010, (0.10%) for fiscal 2009, and (0.02%) for fiscal 2008. Performance-based investment advisory fees did not apply prior to fiscal 2008 and after fiscal 2010.
7 Includes 2012 dividend and borrowing expense on securities sold short of 1.39% and 0.12%, respectively. Includes 2011 dividend and borrowing expense on securities sold short of 1.30% and 0.14%, respectively. Includes 2010 dividend and borrowing expense on securities sold short of 1.49% and 0.05%, respectively. Includes 2009 dividend and borrowing expense on securities sold short of 1.42% and 0.99%, respectively.
8 Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Financial Highlights

Institutional Shares

	Six Months				April 1,
	Ended				2008, to
For a Share Outstanding	June 30,		Year Ended December 31,		Dec. 31,	Year Ended March 31,
Throughout Each Period	2012	2011	2010	2009	2008[1]	2008[2]	2007
Net Asset Value,
Beginning of Period	$10.33	$9.57	$9.66	$10.90	$12.39	$12.14	$12.08
Investment Operations
Net Investment Income	.004	(.010)	(.015)[3]	(.093)	.085	.390[3]	.600
Net Realized and Unrealized Gain
(Loss) on Investments[4]	(.104)	.770	(.075)	(1.139)	(.846)	.864	—
Total from Investment Operations	(.100)	.760	(.090)	(1.232)	(.761)	1.254	.600
Distributions
Dividends from Net Investment Income	—	—	—	(.008)	(.138)	(.651)	(.540)
Distributions from
Realized Capital Gains	—	—	—	—	(.591)	(.353)	—
Total Distributions	—	—	—	(.008)	(.729)	(1.004)	(.540)
Net Asset Value, End of Period	$10.23	$10.33	$9.57	$9.66	$10.90	$12.39	$12.14

Total Return[5]	-0.97%	7.94%	-0.93%	-11.31%	-6.20%	10.49%	4.98%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24	$16	$3	$16	$17	$12	$10
Ratio of Expenses to Average Net Assets
Based on Total Expenses[6]	1.66%[7]	1.59%[7]	1.74%[7]	2.73%[7]	2.08%[8]	2.97%	3.07%
Net of Expenses
Waived/Reimbursed[2,6]	1.66%[7]	1.59%[7]	1.74%[7]	2.73%[7]	2.08%[8]	2.56%	2.67%
Net of Expenses Waived/Reimbursed
and Dividend and Borrowing Expense
on Securities Sold Short[6]	0.15%	0.15%	0.20%	0.32%	0.41%[8]	0.93%	1.24%
Ratio of Net Investment Income
(Loss) to Average Net Assets	0.01%	(0.12%)	(0.28%)	(0.90%)	1.20%[8]	2.92%	3.68%
Portfolio Turnover Rate	107%	91%	153%	142%	161%	214%	169%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 The fund’s fiscal year-end changed from March 31 to December 31, effective December 31, 2008.
2 Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund reorganized into Vanguard Market Neutral Fund effective December 1, 2007. Prior to December 1, 2007, the fund’s advisor and other service providers waived or reimbursed certain fund expenses.
3 Calculated based on average shares outstanding.
4 Includes increases from redemption fees of $.00, $.00, $.00, $.03, $.00, $.00, and $.00.
5 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
6 Includes performance-based advisory fee increases (decreases) of (0.07%) for fiscal 2010, (0.10%) for fiscal 2009, and (0.02%) for fiscal 2008. Performance-based investment advisory fees did not apply prior to fiscal 2008 and after fiscal 2010.
7 Includes 2012 dividend and borrowing expense on securities sold short of 1.39% and 0.12%, respectively. Includes 2011 dividend and borrowing expense on securities sold short of 1.30% and 0.14%, respectively. Includes 2010 dividend and borrowing expense on securities sold short of 1.49% and 0.05%, respectively. Includes 2009 dividend and borrowing expense on securities sold short of 1.42% and 0.99%, respectively.
8 Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund

Notes to Financial Statements

Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund may sell a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations.

Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (March 31, 2008–December 31, 2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Market Neutral Fund

5. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $31,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund available capital losses totaling $28,829,000 to offset future net capital gains. Of this amount, $24,465,000 is subject to expiration dates; $19,593,000 may be used to offset future net capital gains through December 31, 2017, and $4,872,000 through December 31, 2018. Capital losses of $4,364,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards.

Market Neutral Fund

At June 30, 2012, the cost of long security positions for tax purposes was $193,513,000. Net unrealized appreciation of long security positions for tax purposes was $17,665,000, consisting of unrealized gains of $24,526,000 on securities that had risen in value since their purchase and $6,861,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $544,000, consisting of unrealized gains of $14,452,000 on securities that had fallen in value since their sale and $14,996,000 in unrealized losses on securities that had risen in value since their sale.

E. During the six months ended June 30, 2012, the fund purchased $124,808,000 of investment securities and sold $101,538,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $125,577,000 and $107,678,000 respectively.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	33,959	3,278	76,944	7,539
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(8,015)	(781)	(44,681)	(4,371)
Net Increase (Decrease)—Investor Shares	25,944	2,497	32,263	3,168
Institutional Shares
Issued	8,772	854	13,291	1,293
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[1]	(117)	(11)	(1,042)	(104)
Net Increase (Decrease)—Institutional Shares	8,655	843	12,249	1,189

1 Net of redemption fees for fiscal 2012 and 2011 of $8,000 and $15,000, respectively (fund totals). Effective May 23, 2012, the redempton fee was eliminated.

At June 30, 2012, the Vanguard Managed Payout Distribution Focus Fund was the record or beneficial owner of 51% of the fund’s net assets. If the shareholder were to redeem its total investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or result in the realization of taxable capital gains.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Market Neutral Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$989.38	$8.71
Institutional Shares	1,000.00	990.32	8.21
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,016.11	$8.82
Institutional Shares	1,000.00	1,016.61	8.32

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 1.76% for Investor Shares and 1.66% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management since Vanguard began managing the fund in 2007 and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the advisor had carried out the fund’s investment strategy in disciplined fashion. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was reasonable compared with the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President
Inc., and of each of the investment companies served	of the University of Pennsylvania; Christopher H.
by The Vanguard Group, since January 2010; Director	Browne Distinguished Professor of Political Science
of The Vanguard Group since 2008; Chief Executive	in the School of Arts and Sciences with secondary
Officer and President of The Vanguard Group and of	appointments at the Annenberg School for
each of the investment companies served by The	Communication and the Graduate School of Education
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Member of the
Marketing Corporation; Managing Director of The	National Commission on the Humanities and Social
Vanguard Group (1995–2008).	Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Director of SKF AB
Chairman and Chief Executive Officer (retired 2009)	(industrial machinery), Hillenbrand, Inc. (specialized
and President (2006–2008) of Rohm Haas Co.	consumer services), the Lumina Foundation for
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the	John C. Bogle
Norris Cotton Cancer Center.	Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
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Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6342 082012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD MONTGOMERY FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.